Significant accounting policies and recent accounting pronouncements (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Change in Accounting Estimate [Line Items]
Vessels' depreciation method	straight-line basis
Vessel's useful life	25 years
Provision for doubtful receivables	$ 0	$ 0
Fleet utilization assumption	98.00%
Inflation assumption	3.00%
Impairment loss	$ 321,978,000	0	$ 0
Assets held for sale	$ 0	0
Number of interest rate derivatives held by the Company	9
Salvage Value
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	Effective as of January 1, 2015, following management's reassessment of the residual value of the Company's vessels, the Company increased the estimated scrap rate per light weight tonnage from $0.2 to $0.3. The current value of $0.3 was based on the historical average demolition prices prevailing in the market.
Change in Accounting Estimate, Financial Effect	The change in this accounting estimate, which pursuant to ASC 250 "Accounting Changes and Error Corrections" was applied prospectively and did not require retrospective application, decreased the depreciation expense and the net loss for the year ended December 31, 2015 by $6,337 or $0.03 loss per basic and diluted share.
Vessel salvage value per LWT	$ 300	$ 200
Effect of change in acounting estimate, decrease of charge to net income / (loss)	$ 6,337,000
Effect of change in accounting estimate, loss on basic and diluted earnings per share | $ / shares	$ 0.03
Designated as cash flow hedges
Change in Accounting Estimate [Line Items]
Number of interest rate derivatives held by the Company	4